Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Convertible preferred stock, shares authorized	80,710,997	74,460,997
Convertible preferred stock, shares outstanding		27,654,928
Convertible preferred stock, aggregate liquidation preference		$ 146,732
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	88,000,000
Common stock, shares issued	38,204,960	907,037
Common stock, shares outstanding	38,204,960	907,037
Convertible Preferred Stock
Convertible preferred stock, par value	$ 0.01	$ 0.01
Convertible preferred stock, shares authorized	80,710,997	74,460,997
Convertible preferred stock, shares issued	0	27,654,928
Convertible preferred stock, shares outstanding	0	27,654,928
Convertible preferred stock, aggregate liquidation preference	$ 0	$ 146,732